Consolidated Statements of Income - USD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Net revenues		$ 16,838,508	$ 5,194,259	$ 3,191,560
Cost of revenues		(15,052,826)	(2,014,308)	(1,667,824)
Gross profit		1,785,682	3,179,951	1,523,736
Selling and marketing expenses		(490,985)	(119,210)	(5,221)
General and administrative expenses		(1,418,674)	(812,863)	(458,613)
Total operating expenses		(1,909,659)	(932,073)	(463,834)
Income (loss) from operations		(123,977)	2,247,878	1,059,902
Interest income (expense), net		(20,906)	(18,865)	311
Other income, net		518,953	424,484	63,464
Total other income, net		498,047	405,619	63,775
Income from continuing operations before income tax expense		374,070	2,653,497	1,123,677
Income tax expense		(97,148)	(723,384)	(286,905)
Net income from continuing operations		276,922	1,930,113	836,772
(Loss) Income from discontinued operation, net of tax			261,324	(203,023)
Net income		276,922	2,191,437	633,749
Net income from continuing operations		276,922	1,930,113	836,772
Less: Net income attributable to non-controlling interests from continuing operations		129,748	403,334	160,037
Net income attributable to EZGO Technologies Ltd.’s shareholders from continuing operations		147,174	1,526,779	676,735
(Loss) Income from discontinued operation, net of tax			261,324	(203,023)
Less: Net (loss) income attributable to non-controlling interests from discontinued operation			49,980	(38,829)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation			211,344	(164,194)
Net income attributable to EZGO Technologies Ltd.’s shareholders		$ 147,174	$ 1,738,123	$ 512,541
Net income from continuing operations per ordinary share:
Net income from continuing operations per ordinary share Basic and diluted (in Dollars per share)	[1]	$ 0.02	$ 0.20	$ 0.09
Net (loss) income from discontinued operation per ordinary share:
Net (loss) income from discontinued operation per ordinary share Basic and diluted (in Dollars per share)	[1]		0.03	(0.02)
Net income per ordinary share:
Net income per ordinary share Basic and diluted (in Dollars per share)	[1]	$ 0.02	$ 0.23	$ 0.07
Weighted average shares outstanding
Weighted average shares outstanding Basic and diluted (in Shares)	[1]	7,800,000	7,800,000	7,800,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the corporate reorganization completed on November 8, 2019 and share reorganization by way of a sub-division and surrender of shares on September 8, 2020 (Note 14).